NOTE 9 - DERIVATIVE LIABILITY - Fair Value Measurements Using Significant Observable Inputs (Details) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Note 9 Derivative Liabilities
Derivative, Fair Value, Net		$ 774,954		$ 1,357,787		$ 1,025,691
[custom:ResolutionOfDerivativeLiabilitiesValue]	$ 240,258	240,258		1,792,582	708,611	$ 708,611
Debt Securities, Held-to-Maturity, Transfer, Derivative Hedge, Gain (Loss)		$ 342,575		$ 1,706,536	$ 317,080